REVENUE - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	$ 532.2	[1]	$ 673.4
Operating expenses	(619.7)	[1]	(1,311.6)
Diluent and other product purchases	(229.5)	[1]	(163.5)
Accounts receivable	$ 42.8		92.9
Customer concentration risk | BP Products North America Inc. | Oil and gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage	90.00%
Oil and gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	$ 22.2		$ 40.2

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}